Restructuring Reserves (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pre-2009 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 7.1	$ 20.8	$ 19.4
Costs incurred	2.1	9.5	40.1
Reserves reversed	(0.5)	(1.0)	(2.6)
Payments	(5.0)	(22.2)	(35.6)
Currency translation	(0.3)	0	(0.5)
Ending balance	3.4	7.1	20.8
Pre-2009 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.5	12.4	11.0
Costs incurred	0.2	4.0	25.4
Reserves reversed	(0.1)	(0.5)	(0.6)
Payments	(1.7)	(13.4)	(23.2)
Currency translation	(0.3)	0	(0.2)
Ending balance	0.6	2.5	12.4
Pre-2009 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.3	6.2	4.7
Costs incurred	1.8	3.4	8.9
Reserves reversed	(0.4)	(0.3)	(0.9)
Payments	(2.9)	(5.1)	(6.3)
Currency translation	0	0.1	(0.2)
Ending balance	2.8	4.3	6.2
Pre-2009 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.3	2.2	3.7
Costs incurred	0.1	2.1	5.8
Reserves reversed	0	(0.2)	(1.1)
Payments	(0.4)	(3.7)	(6.1)
Currency translation	0	(0.1)	(0.1)
Ending balance	0	0.3	2.2
2009 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	23.8
Costs incurred	18.5	56.0
Reserves reversed	(3.0)	(4.3)
Payments	(28.3)	(28.3)
Currency translation	(0.9)	0.4
Ending balance	10.1	23.8
2009 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	19.7
Costs incurred	9.6	43.7
Reserves reversed	(2.2)	(2.7)
Payments	(18.7)	(21.2)
Currency translation	(0.8)	(0.1)
Ending balance	7.6	19.7
2009 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.3
Costs incurred	4.0	6.3
Reserves reversed	(0.4)	(1.5)
Payments	(3.5)	(2.8)
Currency translation	0	0.3
Ending balance	2.4	2.3
2009 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1.8
Costs incurred	4.9	6.0
Reserves reversed	(0.4)	(0.1)
Payments	(6.1)	(4.3)
Currency translation	(0.1)	0.2
Ending balance	0.1	1.8
2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	16.5
Payments	(13.8)
Currency translation	0.1
Ending balance	2.8
2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	11.0
Payments	(8.9)
Currency translation	0.1
Ending balance	2.2
2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	1.8
Payments	(1.4)
Currency translation	0.1
Ending balance	0.5
2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	3.7
Payments	(3.5)
Currency translation	(0.1)
Ending balance	$ 0.1
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2011
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2016
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2011